Fundamental Data Science Small Core ETF Investment Objectives and Goals - Fundamental Data Science Small Core ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: SCDS
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide long-term capital appreciation.